Income Taxes (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Deferred tax asset, net operating losses	$ 0	$ 15,298,393
Valuation allowance	0	(15,298,393)
Net deferred tax asset	$ 0	$ 0